Stock-Based Compensation - Schedule of Stock Option Plans Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	3,092	2,422	2,089
Granted, Shares	899	700	469
Exercised, Shares	(400)	(10)	(136)
Canceled, Shares		(20)
Outstanding at end of year, Shares	3,591	3,092	2,422
Options exercisable at end of year, Shares	1,557	1,531	1,263
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 43.51	$ 42.39	$ 40.47
Granted, Weighted - Average Exercise Price	48.80	47.59	50.63
Exercised, Weighted - Average Exercise Price	39.19	42.34	41.30
Canceled, Weighted - Average Exercise Price		50.63
Outstanding at end of period, Weighted - Average Exercise Price	45.32	43.51	42.39
Options exercisable at end of year, Weighted - Average Exercise Price	$ 40.80	$ 39.35	$ 40.40